Convertible Debt and Warrant Liability (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 11, 2023	Nov. 04, 2022	Feb. 21, 2023	Jan. 27, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Debt Instrument [Line Items]
Proceeds from convertible debt				$ 9,000	$ 9,000		$ 9,000
Interest rate	10.00%
Net proceeds		$ 9,000			9,000
Proceeds from public oppering					$ 12,020	$ 3,413
Warrant Liability [Member] | Public Offering [Member]
Debt Instrument [Line Items]
Public offering consummated			8,334,000
Public offering price			$ 1.56
Proceeds from public oppering			$ 13,000
Warrant Liability [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Warrants issued					231,312
Warrant Liability [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Warrants issued					942,034
Warrant Liability [Member] | Class A Ordinary Shares [Member]
Debt Instrument [Line Items]
Warrant exercise price					$ 15
Warrant Liability [Member] | Series A Warrants [Member]
Debt Instrument [Line Items]
Warrants issued					5,417,100
Warrant Liability [Member] | Series B Warrants [Member]
Debt Instrument [Line Items]
Warrants issued					6,250,500
Convertible Notes [Member]
Debt Instrument [Line Items]
Principal amount		10,000
Proceeds from convertible debt		$ 9,000
Interest rate		10.00%
Conversion price		$ 15
Warrant exercise price		$ 15
Warrants issued		231,312